Label	Element	Value
American Century Mutual Funds, Inc | SELECT FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Select Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

American Century Mutual Funds, Inc. Prospectus Supplement Select Fund
Supplement dated August 1, 2022 ■ Prospectus dated March 1, 2022

The following replaces the Fees and Expenses tables on page 2 of the prospectus:

Shareholder Fees (fees paid directly from your investment)
	Investor	I	Y	A	C	R	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None	None¹	1.00%	None	None	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	I	Y	A	C	R	R5	R6
Management Fee	0.99%	0.79%	0.64%	0.99%	0.99%	0.99%	0.79%	0.64%
Distribution and Service (12b-1) Fees	None	None	None	0.25%	1.00%	0.50%	None	None
Other Expenses	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	0.99%	0.79%	0.64%	1.24%	1.99%	1.49%	0.79%	0.64%
Fee Waiver[2]	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses After Fee Waiver	0.94%	0.74%	0.59%	1.19%	1.94%	1.44%	0.74%	0.59%
[1] Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[2] The advisor has agreed to waive a portion of the fund’s management fee such that the management fee does not exceed 0.937% for Investor, A, C and R Classes, 0.737% for I and R5 Classes, and 0.587% for Y and R6 Classes. The advisor expects this waiver arrangement to continue until July 31, 2023 and cannot terminate it prior to such date without the approval of the Board of Directors.
The following replaces the Example section on pages 2 and 3 of the prospectus.
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$96	$311	$543	$1,208
I Class	$76	$248	$434	$974
Y Class	$60	$200	$352	$794
A Class	$690	$942	$1,213	$1,984
C Class	$197	$621	$1,069	$2,117
R Class	$147	$467	$809	$1,774
R5 Class	$76	$248	$434	$974
R6 Class	$60	$200	$352	$794

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2023
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
American Century Mutual Funds, Inc | SELECT FUND | INVESTOR CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.99%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 96
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	311
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	543
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,208
American Century Mutual Funds, Inc | SELECT FUND | I CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.79%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.79%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	248
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	434
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 974
American Century Mutual Funds, Inc | SELECT FUND | Y CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.64%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.64%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 60
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	200
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	352
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 794
American Century Mutual Funds, Inc | SELECT FUND | A CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.24%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.19%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 690
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	942
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,213
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,984
American Century Mutual Funds, Inc | SELECT FUND | C CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.99%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 197
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	621
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,069
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,117
American Century Mutual Funds, Inc | SELECT FUND | R CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.49%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.44%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 147
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	467
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	809
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,774
American Century Mutual Funds, Inc | SELECT FUND | R5 CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.79%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.79%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	248
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	434
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 974
American Century Mutual Funds, Inc | SELECT FUND | R6 CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.64%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.64%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 60
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	200
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	352
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 794
American Century Mutual Funds, Inc | ULTRA FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Ultra Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

American Century Mutual Funds, Inc. Prospectus Supplement Ultra Fund
Supplement dated August 1, 2022 ■ Prospectus dated March 1, 2022

The following replaces the Fees and Expenses tables on page 2 of the prospectus:

Shareholder Fees (fees paid directly from your investment)
	Investor	I	Y	A	C	R	R5	R6	G
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	5.75%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None	None¹	1.00%	None	None	None	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	I	Y	A	C	R	R5	R6	G
Management Fee	0.95%	0.75%	0.60%	0.95%	0.95%	0.95%	0.75%	0.60%	0.60%
Distribution and Service (12b-1) Fees	None	None	None	0.25%	1.00%	0.50%	None	None	None
Other Expenses	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	0.95%	0.75%	0.60%	1.20%	1.95%	1.45%	0.75%	0.60%	0.60%
Fee Waiver[2]	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.60%³
Total Annual Fund Operating Expenses After Fee Waiver	0.93%	0.73%	0.58%	1.18%	1.93%	1.43%	0.73%	0.58%	0.00%
[1] Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[2]  The advisor has agreed to waive a portion of the fund’s management fee such that the management fee does not exceed 0.928% for Investor, A, C and R Classes, 0.728% for I and R5 Classes, and 0.578% for Y and R6 Classes. The advisor expects this waiver arrangement to continue until July 31, 2023 and cannot terminate it prior to such date without the approval of the Board of Directors.
[3]  The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.
The following replaces the Example section on pages 2 and 3 of the prospectus.
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$95	$301	$524	$1,165
I Class	$75	$238	$416	$929
Y Class	$59	$190	$333	$749
A Class	$689	$933	$1,196	$1,944
C Class	$196	$611	$1,051	$2,077
R Class	$146	$457	$791	$1,732
R5 Class	$75	$238	$416	$929
R6 Class	$59	$190	$333	$749
G Class	$0	$0	$0	$0

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2023
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
American Century Mutual Funds, Inc | ULTRA FUND | INVESTOR CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.95%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	301
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	524
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,165
American Century Mutual Funds, Inc | ULTRA FUND | I CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.75%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.73%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 75
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	238
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	416
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 929
American Century Mutual Funds, Inc | ULTRA FUND | Y CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.60%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 59
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	190
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	333
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 749
American Century Mutual Funds, Inc | ULTRA FUND | A CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[4]
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.20%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.18%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 689
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	933
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,196
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,944
American Century Mutual Funds, Inc | ULTRA FUND | C CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.95%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 196
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	611
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,051
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,077
American Century Mutual Funds, Inc | ULTRA FUND | R CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.45%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 146
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	457
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	791
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,732
American Century Mutual Funds, Inc | ULTRA FUND | R5 CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.75%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.73%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 75
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	238
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	416
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 929
American Century Mutual Funds, Inc | ULTRA FUND | R6 CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.60%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 59
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	190
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	333
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 749
American Century Mutual Funds, Inc | ULTRA FUND | G CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.60%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)	[3],[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	none
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	none
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	none
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	none
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	none
American Century Mutual Funds, Inc | ULTRA FUND | G Class
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
American Century Mutual Funds, Inc | GROWTH FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Growth Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

American Century Mutual Funds, Inc. Prospectus Supplement Growth Fund
Supplement dated August 1, 2022 ■ Prospectus dated March 1, 2022

The following replaces the Fees and Expenses tables on page 2 of the prospectus:

Shareholder Fees (fees paid directly from your investment)
	Investor	I	Y	A	C	R	R5	R6	G
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	5.75%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None	None¹	1.00%	None	None	None	None
Maximum Annual Account Maintenance Fee (waived for unmatured Giftrust accounts or if eligible investments total at least $10,000)	$25	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	I	Y	A	C	R	R5	R6	G
Management Fee	0.96%	0.76%	0.61%	0.96%	0.96%	0.96%	0.76%	0.61%	0.61%
Distribution and Service (12b-1) Fees	None	None	None	0.25%	1.00%	0.50%	None	None	None
Other Expenses	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	0.96%	0.76%	0.61%	1.21%	1.96%	1.46%	0.76%	0.61%	0.61%
Fee Waiver[2]	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.61%³
Total Annual Fund Operating Expenses After Fee Waiver	0.94%	0.74%	0.59%	1.19%	1.94%	1.44%	0.74%	0.59%	0.00%
[1] Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[2] The advisor has agreed to waive a portion of the fund’s management fee such that the management fee does not exceed 0.936% for Investor, A, C and R Classes, 0.736% for I and R5 Classes, and 0.586% for Y and R6 Classes. The advisor expects this waiver arrangement to continue until July 31, 2023 and cannot terminate it prior to such date without the approval of the Board of Directors.
[3] The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this fee waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.
The following replaces the Example section on page 2 of the prospectus.
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$96	$304	$530	$1,176
I Class	$76	$241	$421	$941
Y Class	$60	$194	$339	$761
A Class	$690	$936	$1,201	$1,955
C Class	$197	$614	$1,056	$2,087
R Class	$147	$461	$796	$1,743
R5 Class	$76	$241	$421	$941
R6 Class	$60	$194	$339	$761
G Class	$0	$0	$0	$0

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2023
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
American Century Mutual Funds, Inc | GROWTH FUND | INVESTOR CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.96%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.96%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 96
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	304
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	530
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,176
American Century Mutual Funds, Inc | GROWTH FUND | I CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.76%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.76%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	241
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	421
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 941
American Century Mutual Funds, Inc | GROWTH FUND | Y CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.61%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.61%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 60
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	194
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	339
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 761
American Century Mutual Funds, Inc | GROWTH FUND | A CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[7]
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.96%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.21%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.19%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 690
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	936
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,201
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,955
American Century Mutual Funds, Inc | GROWTH FUND | C CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.96%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.96%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 197
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	614
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,056
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,087
American Century Mutual Funds, Inc | GROWTH FUND | R CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.96%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.46%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.44%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 147
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	461
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	796
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,743
American Century Mutual Funds, Inc | GROWTH FUND | R5 CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.76%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.76%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	241
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	421
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 941
American Century Mutual Funds, Inc | GROWTH FUND | R6 CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.61%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.61%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 60
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	194
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	339
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 761
American Century Mutual Funds, Inc | GROWTH FUND | G Class
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.61%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.61%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)	[6],[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	none
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	none
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	none
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	none
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	none

[1]	The advisor has agreed to waive a portion of the fund’s management fee such that the management fee does not exceed 0.937% for Investor, A, C and R Classes, 0.737% for I and R5 Classes, and 0.587% for Y and R6 Classes. The advisor expects this waiver arrangement to continue until July 31, 2023 and cannot terminate it prior to such date without the approval of the Board of Directors.
[2]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[3]	The advisor has agreed to waive a portion of the fund’s management fee such that the management fee does not exceed 0.928% for Investor, A, C and R Classes, 0.728% for I and R5 Classes, and 0.578% for Y and R6 Classes. The advisor expects this waiver arrangement to continue until July 31, 2023 and cannot terminate it prior to such date without the approval of the Board of Directors.
[4]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[5]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.
[6]	The advisor has agreed to waive a portion of the fund’s management fee such that the management fee does not exceed 0.936% for Investor, A, C and R Classes, 0.736% for I and R5 Classes, and 0.586% for Y and R6 Classes. The advisor expects this waiver arrangement to continue until July 31, 2023 and cannot terminate it prior to such date without the approval of the Board of Directors.
[7]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[8]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this fee waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.